[front cover]

[american century logo(reg.sm)]
AMERICAN
CENTURY

Fund Profile

Small Cap Value Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




SMALL CAP VALUE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Small Cap Value seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of smaller companies that they believe are undervalued at the time of purchase. They use a value investment strategy that looks for companies that are temporarily out of favor in the market. The fund managers attempt to purchase the stock of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

    Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies whose earnings, cash flows and/or assets may not be reflected accurately in the companies' stock prices, or companies whose dividend payments appear high when compared to the stock prices.

    The fund invests primarily in equity securities of smaller companies. These smaller companies have a market capitalization (the number of shares times the share price) at the time of investment that is not greater than that of the largest company contained in the S&P SmallCap 600/BARRA Value Index. As of March 31, 1999, the largest company contained in the index had a market capitalization of approximately $1.4 billion, while the median company in the index had a market capitalization of $303 million. The S&P SmallCap 600/BARRA Value Index is an unmanaged stock index which tracks the performance of small companies that may be attractive to investors using the value style of investing.

    Although Small Cap Value will invest primarily in equity securities, it also may invest up to 20% of its assets in other types of securities consistent with the accomplishment of its objective of capital growth. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Small Cap Value's investments is available in its semiannual report. In this report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get this report at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * The value of the Small Cap Value's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * Small Cap Value invests primarily in securities of smaller companies. These smaller companies may present greater opportunities for capital appreciation, but also may involve greater risks than larger companies. As a result, the value of the stocks issued by these smaller companies may go up and down more than the stocks of larger issuers. This price volatility may be reflected in the share price of the fund.

    * If the market does not consider the individual stocks purchased by Small Cap Value to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    In summary, Small Cap Value is intended for investors who seek long-term capital growth through an equity fund


Small Cap Value                                   American Century Investments


    investing in smaller companies utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                   1.25%
         Distribution and Service (12b-1) Fees            None
         Other Expenses(1)                                0.00%
         Total Annual Fund Operating Expenses             1.25%

        (1)Other   expenses   include  the  fees  and  expenses  of  the  fund's
        independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:
                           1 year                      3 years
                            $127                        $395

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Small Cap Value team are identified as follows:

    R. TODD VINGERS, Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998. He joined American Century in August 1994 as an Investment Analyst. He has a bachelor's degree in business administration from the University of St. Thomas and an MBA in finance and accounting from the University of Chicago. He is a Chartered Financial Analyst.

    BENJAMIN Z. GIELE, Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998 and Portfolio Manager since February 1999. He joined American Century in May 1998 as an Investment Analyst. Before joining American Century, he served as an Investment Analyst at USAA Investment Management Company from June 1995 to May 1998 and as an Investment Analyst at Texas Commerce Investment Management from July 1992 to June 1995. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas--Austin. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed application

    * Call us and exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Small Cap Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


Fund Profile                                                Small Cap Value


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Small Cap Value pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


--------------------------------------------------------------------------------
[american century logo(reg.sm)]
AMERICAN
CENTURY

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16100   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg.sm)]
AMERICAN
CENTURY


Real Estate Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




REAL ESTATE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Real Estate Fund seeks long-term capital growth by investing primarily in securities issued by real estate investment trusts (REITs) and securities of companies engaged in the real estate industry. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for real estate securities that they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for strong growth of cash flow to investors and, therefore, sustained dividend increases to the fund.

    To find these issuers, the fund managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, they use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Their analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the fund managers believe will be the most profitable to the fund. The fund managers also consider the effect of the real estate securities markets in general in making investment decisions.

    Under normal conditions, the Real Estate Fund will invest at least 80% of its assets in equity securities of REITs or companies which are principally engaged in the real estate industry. A company is considered to be principally engaged in the real estate industry if, at the time its securities are purchased by the fund, at least 50% of its revenues or 50% of the market value of its assets, in the opinion of the fund managers, are attributed to the ownership, construction, management or sale of real estate.

    The fund may invest up to 20% of its assets in other types of securities. These securities may include non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about the Real Estate Fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * As with all funds, at any given time the value of your shares of the Real Estate Fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * The value of the Real Estate Fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * Since the value of its investments will be affected by the value of the real estate owned by the companies in which it invests, the Real Estate Fund may be subject to certain risks similar to those associated with directly owning real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, increases in competition due to overbuilding, environmental contamination, zoning and natural disasters.

    * By investing in REITs indirectly through the fund, a shareholder will be paying not only a share of the expenses of the fund, but also a proportionate share of the expenses of the REIT -- including any management fees.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    In summary, the Real Estate Fund is intended for investors who seek long-term capital growth through an equity fund investing in real estate securities and who are willing to accept the risks associated with that investment strategy.


Real Estate Fund                           American Century Investments


    Because of the fund's policy of concentrating its investments in real estate securities, an investment in the fund should not be considered a complete investment program.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of the Real Estate Fund's Investor Class shares for each calendar year since the fund's inception on September 21, 1995. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
    Calendar Year-By-Year Returns (1)
         1998        -18.10%
         1997        25.21%
         1996         40.81%

        (1) As of March 31, 1999, the end of the most recent calendar quarter, Real Estate Fund's year-to-date return was -4.23%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Real Estate               19.92% (4Q 1996)        -13.35% (3Q 1998)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Wilshire REIT Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                               1 YEAR          LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
               Real Estate                     -21.04%             11.16%
               Wilshire REIT Index             -19.66%              9.12%(2)

        (1) The inception date for the Real Estate Fund is September 21, 1995.

        (2) Benchmark from September 30, 1995.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * or to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                 1.20%
         Distribution and Service (12b-1) Fees          None
         Other Expenses(1)                              0.00%
         Total Annual Fund Operating Expenses           1.20%

        (1 )Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

              1 year          3 years         5 years       10 years
               $122             $380            $657         $1,447

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment
    Management, Inc. has in turn hired RREEF America, L.L.C. to make the day-to-day investment decisions for the fund. RREEF America performs this function under the supervision of American Century Investment Management, Inc. and the fund's Board of Directors.

    The portfolio managers on the RREEF America team are identified as follows:

    KIM G. REDDING, Portfolio Manager, is a Senior Vice President of RREEF America. From 1990 to 1993, he was a principal in K.G. Redding & Associates, an investment advisor, and previously the President of Redding, Melchor & Company, an investment advisor. He has been managing portfolios of real estate securities since 1987.

    KAREN J. KNUDSON, Portfolio Manager, is a Senior Vice President of RREEF America. Prior to joining RREEF America,


Fund Profile                                               Real Estate Fund


    she was Senior Vice President and Chief Financial Officer of Security Capital Group, an investment advisor. She has over 14 years of real estate investment experience, specializing in real estate investment trusts.

    The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified as follows:

    MARK L. MALLON, Senior Vice President and Chief Investment Officer-Value and Quantitative Equities, joined American Century Investment Management, Inc. in April 1997. Before joining American Century, he was employed by Federated Investors, serving as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation from 1990 to 1997.

6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed application

    * Call us and exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts) unless you establish an automatic investment plan of at least $50 per month. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in the fund for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

   The Real Estate Fund pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

    The fund may also receive returns of capital from REITs in which it invests, which will be distributed to fund shareholders. Returns of capital distributions are generally not taxable to the fund's shareholders, but may decrease the cost basis of fund shares for those shareholders who do not reinvest distributions. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

[american century logo(reg.sm)]
AMERICAN
CENTURY

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16104   9904                                   Funds Distributor, Inc.